STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

(the “Funds”)

Supplement dated March 23, 2020 to the Currently Effective Prospectus and Statement of Additional Information dated August 1, 2019

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 1, 2019.

A.	Effective immediately, the following information replaces the existing similar disclosure under “Principal Risks of Investing in the Fund” in each Fund’s summary section of the Prospectus.

For Each Fund Other than Steward Global Equity Income Fund and Steward International Enhanced Index Fund:

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The Fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

For Steward Global Equity Income Fund and Steward International Enhanced Index Fund:

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The Fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

B.	Effective immediately, the following information replaces the existing similar disclosure in the “Principal Risks” section of the Prospectus.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. For Steward International Enhanced Index Fund and Steward Global Equity Income Fund, to the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The Fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

C.	Effective immediately, Ryan Caylor is added as a co-portfolio manager for Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund. Mr. Caylor is a Portfolio Manager and Head of Research of Crossmark Global Investments, Inc. (“Crossmark”), the Funds’ investment adviser.

Ryan Caylor, CFA, began his career in 2011 as an Associate in the Valuation Group at PricewaterhouseCoopers, LLP. In 2013, he joined Tudor, Pickering, Holt & Co. as a sell-side equity research analyst covering competitive power and electric utilities stocks. He joined Crossmark in 2016 where he is a Portfolio Manager and Head of Research. He graduated from Tulane University with a Bachelor’s Degree in Finance, as well as Master’s Degrees in Accounting and Finance, and is a Chartered Financial Analyst (CFA).

As of March 20, 2020, Mr. Caylor did not own any shares of the Funds.

D.	Effective immediately, Zachary Wehner no longer serves as a co-portfolio manager for Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund. Paul Townsen serves as the sole portfolio manager for Steward Covered Call Income Fund. John Wolf serves as the sole portfolio manager for Steward Global Equity Income Fund. Brent Lium, Ryan Caylor and John Wolf serve as co-portfolio managers for the Enhanced Index Funds. Messrs. Lium and Caylor serve as lead co-portfolio managers for these Funds and make the final decisions regarding the Funds’ portfolios, but receive advice, support and backup from Mr. Wolf in the execution of their roles.

E.	Effective immediately, the following information is added to the existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
Ryan Caylor[1]	3	$743,778,493	12	$4,794,896	$748,573,389
[1]	Information provided as of March 20, 2020.

F.	Effective immediately, the following information replaces the existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
Michael L. Kern, III 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	President, CEO and Treasurer	Since 2016	President, CEO and Treasurer, Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO and Treasurer, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); Chief Compliance Officer, Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017 ); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - 2018); President, Stout Risius Ross, Inc. (2008 - 2015)	Stratford Cambridge Group Investments – Advisory Board (2011 -2017); Foundation Capital Resources (2015 - Present); Stout Risius Ross, Inc. (2008 - 2015)
Victoria Fernandez 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments, Crossmark Global Investments, Inc. (2012 - 2018); Associate, Fayez Sarofim & Co. (1994 - 2012)	N/A
John R. Wolf 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	SLCEIF since 2004 SSMCEIF since 1998 SIEIF since 2006 SSBF since 2004 SGEIF since 2008 SCCIF since 2017	Managing Director, Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments, Crossmark Global Investments, Inc. (1996 - 2019)	N/A
Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director, Crossmark Global Investments, Inc. (2017 - Present); Senior Vice President, Crossmark Global Investments, Inc. (2015 - 2017); Vice President, Crossmark Global Investments, Inc. (1994 - 2015)	N/A
Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director, Crossmark Global Investments, Inc. (2019 - Present); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1986	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019); Associate, Tudor, Pickering, Holt & Co. (2013 - 2016); Associate, PricewaterhouseCoopers LLP (2011 - 2013)	N/A
Charles Sylvester 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1964	Executive Vice President	Since 2020	Managing Director – Head of Sales & Distribution, Crossmark Global Investments, Inc. (October 2019 - Present); Senior Vice President, Crossmark Global Investments, Inc. (June 2019 - September 2019); Senior Vice President, Invesco Ltd. (April 2000 - May 2019)	N/A
Patrick N. Garboden 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1957	Executive Vice President and Liquidity Risk Management Program Administrator	Since 2018	Portfolio Manager, Crossmark Global Investments, Inc. (October 2008 - Present)	N/A
James A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Assistant Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); Chief Compliance Officer, Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Global Distributors, Inc.; Deputy General Counsel of American International Group (2007 - 2015)	N/A
Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Secretary	Since 2016	Senior Compliance Officer, Crossmark Global Investments, Inc. (October 2018 - Present); Senior Compliance Associate, Crossmark Global Investments, Inc. (April 2013 - October 2018); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present); Office Manager, Mims Insurance (April 9 - May 2010)	N/A

Please retain this Supplement for future reference.